Shareholders' equity - Dividends - Dividends paid (Details) - EUR (€) € in Millions	Jun. 04, 2020	Dec. 04, 2019
Shareholders' equity [abstract]
Interim dividend, current year		€ 796
Dividend, balance for prior year	€ 532